Subsequent Events (Details)				6 Months Ended
	Dec. 01, 2024 USD ($)	Aug. 29, 2024 USD ($)	Aug. 20, 2024 USD ($)	Jun. 30, 2024 USD ($)	Aug. 13, 2024 USD ($)	Aug. 13, 2024 EUR (€)	Aug. 12, 2024 shares
Subsequent Events [Line Items]
Commitment agreement				$ 2,000,000
Investor sale			$ 500,000
Number of trading days			10 days
Discount rate			5.00%
Commitment fee				100,000
Commitment Fee Payable in Termination				$ 40,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Stockholders’ equity		$ 2,500,000
Outstanding principal amount and accrued interest (in Euro) | €						€ 26,000,000
Nominal fixed amount (in Euro) | €						€ 250,000
Maturity date					Dec. 31, 2031	Dec. 31, 2031
Royalties based on commercial sales (in Euro) | €						€ 5,000,000
Percentage of gross proceeds from capital raises					10.00%	10.00%
Preferred shares (in Shares) | shares							1,000
Convertible preferred shares (in Shares) | shares							364,000
Percentage of diluted share capital							19.50%
Preferred shares fixed redemption value					$ 34,000,000
Preferred shares liquidation redemption value					34,000,000
Loan (in Euro) | €						€ 250,000
Paid to affiliate			$ 2,000,000
Aggregate purchase price			2,000,000
Minimum [Member]
Subsequent Events [Line Items]
Investor sale			200,000
Maximum [Member]
Subsequent Events [Line Items]
Investor sale			$ 500,000
Preferred Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible preferred shares (in Shares) | shares							364
Preferred shares carrying redemption value					$ 34,000
Loan (in Euro) | €						€ 250,000
Forecast [Member]
Subsequent Events [Line Items]
Advance aggregate amount	$ 1,500,000